UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06040

        Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	AA	$1,817,333
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	AA	2,313,585

4,420	Total Alabama			4,130,918

	Alaska – 1.9% (1.2% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,156,433
1,275	5.250%, 12/01/41 – FGIC Insured	12/14 at 100.00	Aaa	1,312,115
12,280	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	10,340,988
	Series 2006A, 5.000%, 6/01/46

14,680	Total Alaska			12,809,536

	Arkansas – 1.3% (0.8% of Total Investments)
5,000	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	2/10 at 100.00	BBB (4)	5,437,800
	Center, Series 2000, 7.000%, 2/01/15 (Pre-refunded 2/01/10)
3,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	3,500,497
	2003, 5.000%, 2/01/27 – AMBAC Insured

8,480	Total Arkansas			8,938,297

	California – 11.7% (7.3% of Total Investments)
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	456,233
	Bonds, Series 2004B, 0.000%, 8/01/29 – MBIA Insured
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	5,853,354
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
	put 6/01/11)
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	Aaa	265,667
	University, Series 2001A, 0.000%, 10/01/39 – MBIA Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,195,786
	Health System/West, Series 2003A, 5.000%, 3/01/33
9,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,046,620
	Series 2006, 5.250%, 3/01/45
25,000	California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – MBIA Insured (UB)	3/16 at 100.00	AAA	24,717,500
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AAA	3,529,888
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	Aaa	3,212,746
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,497,050
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	866,330
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,443,225
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	AAA	564,360
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/08 at 100.00	AA– (4)	490,706
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	2/08 at 100.00	AA– (4)	996,602
	1994, 5.375%, 2/15/34 (ETM)
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	353,170
	Bonds, Series 2005B, 0.000%, 8/01/29 – FSA Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	Aaa	1,997,860
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – MBIA Insured	1/14 at 102.00	AAA	5,675,800
26,000	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	5,670,340
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	1,712,200
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – MBIA Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AAA	1,964,885
	Bonds, Series 2005C, 0.000%, 8/01/25 – MBIA Insured

129,955	Total California			78,510,322

	Colorado – 6.3% (3.9% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	AAA	1,099,398
	XLCA Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/09 at 100.00	Aaa	3,118,680
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aaa	6,758,135
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	11,966,594
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,000	0.000%, 9/01/30 – MBIA Insured	No Opt. Call	AAA	1,954,400
15,960	0.000%, 9/01/33 (WI/DD, Settling 2/06/08) – MBIA Insured	No Opt. Call	AAA	3,714,850
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	5,894,600
	(Pre-refunded 9/01/10) – MBIA Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – MBIA Insured	9/20 at 67.94	AAA	1,278,624
13,300	0.000%, 9/01/31 – MBIA Insured	9/20 at 53.77	AAA	3,493,245
6,250	0.000%, 9/01/32 – MBIA Insured	9/20 at 50.83	AAA	1,551,125
8,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA	1,601,680

96,145	Total Colorado			42,431,331

	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	9,396,900
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

	Florida – 0.9% (0.5% of Total Investments)
6,960	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, RITES Series 1515,	1/17 at 100.00	AA+	5,842,085
	9.113%, 7/01/32 (Alternative Minimum Tax) (IF)

	Georgia – 4.7% (2.9% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	Aaa	16,053,000
	(Pre-refunded 1/01/10) – FGIC Insured
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AAA	15,311,748
	Project, Series 1999, 5.500%, 11/01/18 – AMBAC Insured

29,330	Total Georgia			31,364,748

	Illinois – 13.3% (8.3% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aaa	1,339,810
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aaa	2,588,788
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	4,088,280
2,300	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,577,518
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – MBIA Insured	1/09 at 101.00	AAA	5,254,725
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	Aaa	10,296,400
	5.000%, 12/01/42 (UB)
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	AAA	40,070,223
	MBIA Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – FSA Insured	1/15 at 70.63	Aaa	5,250,241
6,780	0.000%, 1/01/24 – FSA Insured	1/15 at 63.44	Aaa	3,056,831
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	Aaa	2,519,508
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
3,250	0.000%, 6/15/25 – MBIA Insured	6/22 at 101.00	AAA	2,275,975
3,270	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	3,347,859
3,700	0.000%, 6/15/30 – MBIA Insured	No Opt. Call	AAA	1,233,691
3,280	0.000%, 6/15/37 – MBIA Insured	No Opt. Call	AAA	755,843
11,715	0.000%, 12/15/38 – MBIA Insured	No Opt. Call	AAA	2,497,169
9,170	0.000%, 6/15/39 – MBIA Insured	No Opt. Call	AAA	1,900,574

122,760	Total Illinois			89,053,435

	Indiana – 1.0% (0.6% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,907,120
	5.500%, 2/01/26 – MBIA Insured
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	Baa1	2,040,860
	Company, Series 1991, 5.750%, 8/01/21

6,695	Total Indiana			6,947,980

	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,716,925
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	465,915
	4.625%, 10/01/31

3,000	Total Kansas			3,182,840

	Kentucky – 1.7% (1.0% of Total Investments)
	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2000A:
3,045	5.250%, 7/01/17 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	3,240,672
7,490	5.250%, 7/01/20 (Pre-refunded 1/01/10) – FSA Insured	1/10 at 101.00	AAA	7,971,307

10,535	Total Kentucky			11,211,979

	Louisiana – 1.6% (1.0% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	AAA	7,546,616
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – MBIA Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	3,435,057
	2004, 5.250%, 7/01/33 – MBIA Insured

10,765	Total Louisiana			10,981,673

	Maryland – 1.1% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,161,452
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42
	(Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,912,600
	5.500%, 2/01/16

6,910	Total Maryland			7,074,052

	Massachusetts – 3.7% (2.3% of Total Investments)
440	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	457,371
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	4,434,607
660	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	705,263
8,315	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/08 at 101.00	AAA	8,220,625
	1997A, 5.000%, 1/01/37 – MBIA Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	Aaa	10,904,400
	(Pre-refunded 8/01/10) – FGIC Insured

23,565	Total Massachusetts			24,722,266

	Michigan – 1.1% (0.7% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	5,010,200
	4.625%, 7/01/32 – FSA Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AAA	2,220,270
	Series 2000, 5.375%, 8/01/17 – AMBAC Insured

7,090	Total Michigan			7,230,470

	Minnesota – 8.0% (5.0% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	975,877
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	32,465,084
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
2,145	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	2,174,043
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,609,550
3,030	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,712,901
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

48,850	Total Minnesota			53,937,455

	Mississippi – 1.0% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/08 at 100.00	BBB	5,929,500
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,030	Mississippi Home Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage	7/08 at 104.00	Aaa	1,063,846
	Revenue Bonds, Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)

6,930	Total Mississippi			6,993,346

	Missouri – 0.6% (0.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,706,270
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AAA	1,553,950

12,000	Total Missouri			4,260,220

	Nebraska – 0.6% (0.4% of Total Investments)
	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	AAA	3,857,061
3,900	6.528%, 2/01/35 – AMBAC Insured (IF)

	Nevada – 5.5% (3.4% of Total Investments)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA	3,718,794
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	AAA	2,713,795
5,685	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	1,702,999
21,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	18,406,080
10,000	Reno, Nevada, Health Facilities, Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,084,600
	5.250%, 7/01/31 (UB)
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	Aaa	424,886

53,445	Total Nevada			37,051,154

	New Jersey – 6.2% (3.9% of Total Investments)
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	19,436,040
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	9,356,900
	0.000%, 12/15/34 – FSA Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	AAA	3,639,700
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aaa	1,261,950
	9/01/25 – MBIA Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	4,022,871
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,410,443
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,704,100
	Series 2007-1A, 5.000%, 6/01/41

68,625	Total New Jersey			41,832,004

	New Mexico – 1.9% (1.2% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,558,383
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
5,675	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	6,076,166

11,600	Total New Mexico			12,634,549

	New York – 10.5% (6.5% of Total Investments)
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,083,160
	5.000%, 12/01/35
6,750	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	7,233,570
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
17,870	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	19,043,880
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/09 at 100.00	AA	5,065
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,055,390
6,530	5.750%, 8/01/18	8/12 at 100.00	AA	7,120,116
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,566,300
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/08 at 102.00	AAA	10,213,000
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
7,805	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%,	11/12 at 100.00	Aa2 (4)	8,645,989
	11/15/21 (Pre-refunded 11/15/12)
8,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	8,547,600
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

65,960	Total New York			70,514,070

	North Carolina – 2.1% (1.3% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	2,109,722
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,742,480
	Health System, Series 2007, 4.500%, 10/01/31
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,044,125
	1/01/19 – MBIA Insured

13,400	Total North Carolina			13,896,327

	North Dakota – 4.4% (2.7% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	24,248,944
	5.625%, 6/01/31 – FSA Insured
	North Dakota Water Commission, Water Development and Management Program Bonds, Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,411,946
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AAA	2,652,836

27,715	Total North Dakota			29,313,726

	Ohio – 4.9% (3.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
125	5.125%, 6/01/24	6/17 at 100.00	BBB	120,961
1,250	5.875%, 6/01/30	6/17 at 100.00	BBB	1,243,725
1,215	5.750%, 6/01/34	6/17 at 100.00	BBB	1,171,041
2,750	5.875%, 6/01/47	6/17 at 100.00	BBB	2,655,868
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,635,200
	4.250%, 12/01/32 – FSA Insured (UB)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,777,080
	1999, 6.300%, 4/01/12

31,480	Total Ohio			32,603,875

	Oklahoma – 0.0% (0.0% of Total Investments)
300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	298,185
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

	Oregon – 2.5% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – MBIA Insured	1/13 at 100.00	AAA	5,290,000
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	7,281,652
3,880	5.500%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	4,178,799

15,660	Total Oregon			16,750,451

	Pennsylvania – 4.0% (2.5% of Total Investments)
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/08 at 102.00	BB+	5,088,000
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	Aaa	5,494,950
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
15,050	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA	16,363,113

25,050	Total Pennsylvania			26,946,063

	Puerto Rico – 2.9% (1.8% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,515,250
	4.500%, 12/01/23
7,265	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	7,059,037
	Series 2002, 5.375%, 5/15/33

19,765	Total Puerto Rico			19,574,287

	South Carolina – 7.6% (4.7% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	28,036,400
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AAA	7,153,259
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AAA	3,805,177
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
11,665	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	11,873,220
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

61,525	Total South Carolina			50,868,056

	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	AA	5,070,800
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured

	Texas – 24.7% (15.4% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,914,275
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
12,250	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999,	11/09 at 100.00	AAA	13,036,818
	5.800%, 11/15/29 (Pre-refunded 11/15/09) – AMBAC Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	10,859,162
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
	Brownsville Independent School District, Cameron County, Texas, General Obligation Bonds,
	Series 1999:
5,015	5.625%, 8/15/25 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	5,279,291
8,825	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA	9,290,078
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	278,360
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	14,824,800
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
585	5.400%, 2/15/18	2/10 at 100.00	AAA	611,319
340	5.650%, 2/15/19	2/10 at 100.00	AAA	357,500
235	5.700%, 2/15/20	2/10 at 100.00	AAA	247,403
270	5.700%, 2/15/21	2/10 at 100.00	AAA	284,251
	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
16,740	5.400%, 2/15/18 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	17,762,479
9,660	5.650%, 2/15/19 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	10,297,850
6,645	5.700%, 2/15/20 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	7,090,348
7,750	5.700%, 2/15/21 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA	8,269,405
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,265,625
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	5,311,380
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,220,313
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,151,680
1,440	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	387,648
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,328,425
	5.000%, 12/01/20 – FSA Insured
21,500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30	7/10 at 100.00	AAA	23,100,030
	(Pre-refunded 7/01/10) – FSA Insured
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	Aaa	2,458,489
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,494,780
	Bonds, Series 2006, 0.000%, 8/15/33
15,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,837,150
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
4,390	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	AA–	4,242,891
	Series 2007, Residuals 1760-3, 10.111%, 2/15/36 (IF)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,197,050
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	4,304,512
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,406,760
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	875,340

187,420	Total Texas			165,985,412

	Washington – 17.2% (10.7% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,707,130
	Series 2000, 5.125%, 1/01/20 – FSA Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	Aaa	3,114,941
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,957,700
	2001A, 5.500%, 7/01/17 – FSA Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	Aaa	2,600,575
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AAA	36,136,379
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,151,967
	(Alternative Minimum Tax)
	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002:
6,165	4.400%, 12/01/19	12/12 at 100.00	AAA	6,381,453
6,445	4.500%, 12/01/20	12/12 at 100.00	AAA	6,669,866
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AAA	2,989,560
	0.000%, 6/01/24 – MBIA Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,825,712
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
7,890	Washington State Higher Education Facilities Authority, Revenue Bonds, Pacific Lutheran	11/09 at 101.00	AA (4)	8,480,093
	University, Series 1999, 5.950%, 11/01/29 (Pre-refunded 11/01/09) – RAAI Insured
11,600	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	11,958,672
	Series 2002, 6.500%, 6/01/26
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,562,680
	FSA Insured

108,815	Total Washington			115,536,728

	Wisconsin – 1.0% (0.6% of Total Investments)
3,745	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	3,844,692
	Bonds, Series 2002, 6.125%, 6/01/27
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,643,786
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/08 at 101.00	N/R	1,174,600
	for the Aging Inc., Series 1998, 5.700%, 3/01/28

6,750	Total Wisconsin			6,663,078

	Wyoming – 0.4% (0.3% of Total Investments)
2,800	Jackson National Rural Utilities Cooperative Financing Corporation, Wyoming, Guaranteed Gas	5/08 at 100.50	A	2,830,547
	Supply Revenue Bonds, Lower Valley Power and Light Inc., Series 1997B, 5.875%, 5/01/26
	(Alternative Minimum Tax)

$ 1,268,280	Total Long-Term Investments (cost $1,022,485,057) – 159.5%			1,071,246,226

	Short-Term Investments – 1.2% (0.7% of Total Investments)
	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Variable Rate		A-1+	7,790,000
$ 7,790	Demand Obligations, Series 2007, 4.030%, 2/01/35 – AMBAC Insured (5)

	Total Short-Term Investments (cost $7,790,000)			7,790,000

	Total Investments (cost $1,030,275,057) – 160.7%			1,079,036,226

	Floating Rate Obligations – (5.5)%			(36,660,000)

	Other Assets Less Liabilities – 1.4%			9,259,659

	Preferred Shares, at Liquidation Value – (56.6)% (6)			(380,000,000)

	Net Assets Applicable to Common Shares – 100%			$671,635,885

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.2)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $993,228,866.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 60,380,730
Depreciation	(11,233,468)

Net unrealized appreciation (depreciation) of investments	$ 49,147,262

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.